Other income	12 Months Ended
Dec. 31, 2021
Other Income [Abstract]
Other income	Other income

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Grant income	2,096	197	—
R&D expenditure credits	1,653	1,008	534
	3,749	1,205	534
As at January 1, 2021 the Group operated two grants, a European governmental grant and a grant from the Gates Foundation. During the year ended December 31, 2021 the Group entered into an additional grant arrangement with the Gates Foundation and GPP in relation to which £1,087,000 was received during the period. These three grants in operation provide reimbursement for certain personnel, consumables and overhead costs incurred in the performance of research and development activities. The maximum amounts receivable under the grants are £1,191,000, £3,098,000 and £1,087,000 respectively, with total amounts received of £248,000, £2,285,000 and £1,087,000 as at December 31, 2021 respectively (2020: £248,000, £2,285,000 and nil respectively).
During the year ended December 31, 2021 £81,000 of grant income was recognised in relation to a grant provided by the FFG to the Group’s Austrian subsidiary in relation to the early stage testing of the drug action in solid tumor patient samples using high content microscopy and deep-learning. The maximum amount receivable under this grant is £2,064,000, with total amounts received of £1,252,000 as at December 31, 2021. Amounts received but not yet recognised are shown in note 24.